Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation expense	$ 24.1	$ 17.6	$ 10.6